Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income (loss)	$ 511	$ 10,623	$ (2,157)	$ (21,258)
Present value of defined benefit obligations	$ 7,951		143,058	121,477	$ 165,279
Defined benefit plan
Service cost:
Current service cost		9,190	9,013	9,883
Net interest expense		14,443	12,153	10,053
Reductions and terminations				(2,422)
Components of defined benefit costs recognized in profit or loss		23,633	21,166	17,514
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		5,499	6,105	(31,009)
Actuarial gains and losses arising from experience adjustments		5,124	(3,916)	9,751
Components of defined benefit costs recognized in other comprehensive income (loss)		10,623	2,189	(21,258)
Total		$ 34,256	23,355	(3,744)
Present value of defined benefit obligations			$ 143,058	$ 121,477	$ 165,279